Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash equivalents and restricted cash [Abstract]
Cash and cash equivalents	$ 141,851	$ 14,490	$ 76,414
Restricted cash	20	726	350
Restricted cash, non-current	15,010	15,010	10
Total	$ 156,881	$ 30,226	$ 76,774	$ 15,026